UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           07/25/00
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  146

Form 13F Information Table Value Total:  179878



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Group            Common           001957406      836 30000.000SH       SOLE                30000.000
Abbott Laboratories            Common           002824100      686 15390.000SH       SOLE                15390.000
Adaptec Inc                    Common           00651F108     1564 68750.000SH       SOLE                68750.000
Adobe Systems, Inc.            Common           00724F101     1820 14000.000SH       SOLE                14000.000
Advance Radio Telecom Corp.    Common           00754U101      794 54300.000SH       SOLE                54300.000
Advanced Fiber Communications  Common           00754A105      272 6000.000 SH       SOLE                 6000.000
Affymetrix Corporation         Common           00826T108     5036 30500.000SH       SOLE                30500.000
Agile Software Corp.           Common           00846X105     1633 23100.000SH       SOLE                23100.000
Agilent Technologies           Common           00846U101     1944 26356.000SH       SOLE                26356.000
Akamai Technologies Inc        Common           00971T101     2375 20000.000SH       SOLE                20000.000
Alza Corporation               Common           022615108     1438 24322.000SH       SOLE                24322.000
America Online Inc.            Common           02364J104      744 14126.000SH       SOLE                14126.000
American Telephone & Telegraph Common           001957109      268 8487.000 SH       SOLE                 8487.000
Applied Materials              Common           038222105     3507 38700.000SH       SOLE                38700.000
Ariba Inc.                     Common           04033V104      431 4400.000 SH       SOLE                 4400.000
Atmel Corp                     Common           049513104      922 25000.000SH       SOLE                25000.000
Avery Dennison Corp.           Common           053611109      671 10000.000SH       SOLE                10000.000
Aviron Inc.                    Common           053762100      572 18515.000SH       SOLE                18515.000
Baxter International Inc       Common           071813109      301 4275.000 SH       SOLE                 4275.000
Boeing Co.                     Common           097023105      209 5000.000 SH       SOLE                 5000.000
Boston Scientific              Common           101137107      774 35300.000SH       SOLE                35300.000
Bristol Myers Squibb Company   Common           110122108      941 16160.000SH       SOLE                16160.000
Business Objects               Common           12328X107      661 7500.000 SH       SOLE                 7500.000
CMGI Inc.                      Common           125750109      203 4440.000 SH       SOLE                 4440.000
Cacheflow Inc                  Common           126946102     1231 20000.000SH       SOLE                20000.000
Caterpillar Tractor            Common           149123101      203 6000.000 SH       SOLE                 6000.000
Checkfree Holdings             Common           162816102      969 18795.000SH       SOLE                18795.000
Cisco Corp.                    Common           17275R102     5867 92299.000SH       SOLE                92299.000
Colt Telecom ADR               Common           196877104     6371 46975.000SH       SOLE                46975.000
Commerce One                   Common           200693109    18161 400251.000SH      SOLE               400251.000
Conexant Systems Inc.          Common           207142100     1478 30400.000SH       SOLE                30400.000
Cornerstone Realty Income Trus Common           21922V102      100 10000.000SH       SOLE                10000.000
Coulter Pharmaceutical         Common           222116105     1088 53050.000SH       SOLE                53050.000
Covad Communications           Common           222814204      161 10000.000SH       SOLE                10000.000
Ditech Communications          Common           25500M103     2393 25310.000SH       SOLE                25310.000
Duke Power Company             Common           264399106      282 5000.000 SH       SOLE                 5000.000
Dupont Corporation             Common           263534109      262 6000.000 SH       SOLE                 6000.000
E.Piphany, Inc.                Common           26881v100      567 5286.000 SH       SOLE                 5286.000
EMC Corporation                Common           268648102      769 10000.000SH       SOLE                10000.000
East-West Bancorp              Common           27579r107      144 10000.000SH       SOLE                10000.000
Electric Lightwave             Common           284895109      480 25700.000SH       SOLE                25700.000
Eli Lilly & Co.                Common           532457108     1278 12800.000SH       SOLE                12800.000
Enron Corp.                    Common           293561106      887 13754.000SH       SOLE                13754.000
Entrust Technologies           Common                        10242 123773.000SH      SOLE               123773.000
Eprise Corp                    Common           294352109      350 21300.000SH       SOLE                21300.000
Fairchild Semiconductor Intl   Common           303726103     1179 29100.000SH       SOLE                29100.000
First Republic Bank            Common           336158100      399 20000.000SH       SOLE                20000.000
Fogdog Inc.                    Common           344167101      192 149952.027SH      SOLE               149952.027
Fourth Shift                   Common           351128103      213 71040.000SH       SOLE                71040.000
Furniture Brands Intl          Common           360921100      151 10000.000SH       SOLE                10000.000
GST Telecommunications         Common           361942105       24 25500.000SH       SOLE                25500.000
GTE Corp.                      Common           362320103      622 10000.000SH       SOLE                10000.000
Gemstar International Group Lt Common           G3788V106      809 13160.000SH       SOLE                13160.000
Genentech Inc - New            Common           368710406     1720 10000.000SH       SOLE                10000.000
General Motors Class H         Common           370442832      917 10450.000SH       SOLE                10450.000
Global Telesystems Inc.        Common           37936U104     1171 97100.000SH       SOLE                97100.000
GlobalStar Telecom Ltd.        Common           G3930H104      537 59644.000SH       SOLE                59644.000
Greater Bay Bancorp.           Common           391648102      467 10000.000SH       SOLE                10000.000
Guidant Corp.                  Common           401698105     1663 33587.000SH       SOLE                33587.000
Halliburton                    Common           406216101     1534 32500.000SH       SOLE                32500.000
Healthsouth Corp               Common           421924101     1905 265000.000SH      SOLE               265000.000
Hertz Corporation              Common           428040109      309 11000.000SH       SOLE                11000.000
Hewlett Packard Company        Common           428236103     1073 8590.000 SH       SOLE                 8590.000
I 2 Technologies               Common           465754109     1005 9637.000 SH       SOLE                 9637.000
I3 Mobile Inc                  Common           465713105      759 41300.000SH       SOLE                41300.000
ICO Global Communications Hold Common           g4705t109        0 52150.000SH       SOLE                52150.000
Imperial Oil                   Common           453038408      219 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      678 8250.000 SH       SOLE                 8250.000
Infineon Technologies AG       Common           45662N103     1660 20950.000SH       SOLE                20950.000
Infinity Broadcasting Corp.    Common           45662s102      492 13500.000SH       SOLE                13500.000
Inhale Therapeutics            Common           457191104     3227 31800.000SH       SOLE                31800.000
Intel Corp.                    Common           458140100     1671 12500.000SH       SOLE                12500.000
Internet Capital Group         Common           46059C106      622 16800.000SH       SOLE                16800.000
Intuit Corp.                   Common           461202103      505 12200.000SH       SOLE                12200.000
JD Edwards                     Common           281667105      196 13000.000SH       SOLE                13000.000
Johnson & Johnson              Common           478160104      781 7668.000 SH       SOLE                 7668.000
KLA/Tencor                     Common           482480100     1171 20000.000SH       SOLE                20000.000
Keravision Inc                 Common           492061106      144 30000.000SH       SOLE                30000.000
Legato Systems Inc.            Common           524651106      366 24200.000SH       SOLE                24200.000
Lockheed Martin                Common           539830109      620 25000.000SH       SOLE                25000.000
Loral Space & Communications   Common           G56462107      432 62230.000SH       SOLE                62230.000
Lucent Technologies            Common           549463107      916 15468.000SH       SOLE                15468.000
MDSI - Mobile Data Solutions I Common           55268N100      547 23800.000SH       SOLE                23800.000
McDonald's Corp                Common           580135101      889 27000.000SH       SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      566 27050.000SH       SOLE                27050.000
Mercury Interactive            Common           589405109     3062 31650.000SH       SOLE                31650.000
Microsoft Corporation          Common           594918104      224 2800.000 SH       SOLE                 2800.000
Millenium Pharmaceutical       Common           599902103     4587 41000.000SH       SOLE                41000.000
Motorola, Inc.                 Common           620076109     2091 71930.000SH       SOLE                71930.000
Multex.com, Inc.               Common           625367107      718 28500.000SH       SOLE                28500.000
National Instruments           Common           636518102     4935 113134.000SH      SOLE               113134.000
Nextel Communications, Inc.    Common           65332V103      612 10000.000SH       SOLE                10000.000
Nokia Corporation              Common           654902204     1066 21350.000SH       SOLE                21350.000
Novoste Corp.                  Common           67010C100     2208 36200.000SH       SOLE                36200.000
P S C Inc.                     Common           69361E107     1588 195487.000SH      SOLE               195487.000
PSInet Inc.                    Common           74437C101     1950 77600.000SH       SOLE                77600.000
Pfizer Inc.                    Common           717081103      360 7500.000 SH       SOLE                 7500.000
Pharmacia Corp.                Common           71713u102      827 16000.000SH       SOLE                16000.000
Phillips Petroleum             Common           718507106      253 5000.000 SH       SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101     1817 33650.000SH       SOLE                33650.000
Polartechnics, Ltd.            Common           Q7682M103       24 10000.000SH       SOLE                10000.000
Portal Software, Inc.          Common           736126103      830 13000.000SH       SOLE                13000.000
Primus Telecommunications      Common           741929103      792 31850.000SH       SOLE                31850.000
Proctor and Gamble             Common           742718109      572 10000.000SH       SOLE                10000.000
Proxim, Inc.                   Common           744284100     1188 12000.000SH       SOLE                12000.000
Qualcomm                       Common           747525103      248 4130.000 SH       SOLE                 4130.000
Redback Networks               Common           757209101      356 2000.000 SH       SOLE                 2000.000
Remedy Corporation             Common           759548100      390 7000.000 SH       SOLE                 7000.000
S1 Corp.                       Common           78463B101     1224 52500.000SH       SOLE                52500.000
ST Microelectronics            Common           861012102     2811 43800.000SH       SOLE                43800.000
Sage Inc                       Common           786632109      966 74666.000SH       SOLE                74666.000
Silicon Graphics Inc.          Common           827056102       99 26500.000SH       SOLE                26500.000
Silicon Valley Bancshares      Common           827064106      852 20000.000SH       SOLE                20000.000
Sirius Satellite Radio         Common           82966U103     1281 28900.000SH       SOLE                28900.000
Smart Force (Formerly CBT Grou Common           124853300      534 11125.000SH       SOLE                11125.000
Softnet Systems Inc.           Common           833964109      385 40000.000SH       SOLE                40000.000
Sony Corp.                     Common           835699307      943 10000.000SH       SOLE                10000.000
Spieker Properties             Common           848497103      483 10500.000SH       SOLE                10500.000
Sprint Corporation             Common           852061100      510 10000.000SH       SOLE                10000.000
Sprint Corporation PCS Group   Common           852061506      297 5000.000 SH       SOLE                 5000.000
St. Jude Medical               Common           790849103      459 10000.000SH       SOLE                10000.000
Sunguard Data Systems Inc.     Common           867363103      558 18000.000SH       SOLE                18000.000
Sylvan Learning System         Common           871399101     1261 91700.000SH       SOLE                91700.000
Symbol Technologies            Common           871508107     3484 64525.000SH       SOLE                64525.000
T/R Systems Inc.               Common           87263u102       71 11100.000SH       SOLE                11100.000
TIBCO Software                 Common           88632Q103     1764 16450.000SH       SOLE                16450.000
Tekelec                        Common           879101103     1205 25000.000SH       SOLE                25000.000
Tektronix, Inc.                Common           879131100      226 3050.000 SH       SOLE                 3050.000
Telesystem International Wirel Common           879946101      711 38450.000SH       SOLE                38450.000
Terayon Communications Systems Common           880775101     1670 26000.000SH       SOLE                26000.000
Texas Instruments              Common           882508104     1374 20000.000SH       SOLE                20000.000
United Parcel Service          Common           911312106      914 15500.000SH       SOLE                15500.000
Unocal Corp.                   Common           915289102      331 10000.000SH       SOLE                10000.000
Via Net.Works Inc.             Common           925912107      204 13200.000SH       SOLE                13200.000
Viasat, Inc.                   Common           92552V100     3236 59650.000SH       SOLE                59650.000
Viatel, Inc.                   Common           925529208     1597 55898.500SH       SOLE                55898.500
Vodafone Airtouch Plc Adr      Common           92857T107      622 15000.000SH       SOLE                15000.000
Wal Mart                       Common           931142103      519 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      233 6000.000 SH       SOLE                 6000.000
Webvan Group                   Common           94845V103      674 92600.000SH       SOLE                92600.000
Wells Fargo & Company          Common           949740104      620 16000.000SH       SOLE                16000.000
Williams Companies             Common           969457100      563 13500.000SH       SOLE                13500.000
Wink Communications            Common           974168106      579 19000.000SH       SOLE                19000.000
XM Satellite Radio             Common           983759101      431 11500.000SH       SOLE                11500.000
Zion Bancorp                   Common           989701107      964 21000.000SH       SOLE                21000.000
Zomax                          Common           989929104      262 20000.000SH       SOLE                20000.000